1933 Act File No. 333-231734

1940 Act File No. 811-23426

As filed with the Securities and Exchange Commission on November 3, 2020.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 3 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 6 ☒

(Check appropriate box or boxes)

___________________________

Infusive US Trust

(Exact Name of Registrant as Specified in Charter)

___________________________

c/o Infusive Asset Management, Inc.

60 East 42nd Street, Suite 1840

New York, NY 10165

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 585-9612

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

 ___________________________

With Copies to:

Peter J. Shea, Esq. K&L Gates LLP 599 Lexington Ave New York, NY 10022	Alyssa B. Sherman, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 relates to the Infusive Compounding Global Equities ETF (the “Fund”), a separate series of Infusive US Trust (the “Trust”). This Post-Effective Amendment No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Trust’s Registration Statement.

November 3, 2020

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 3rd day of November 2020.

Infusive US Trust

By:	/s/ Andrea Ruggeri
Andrea Ruggeri
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Andrea Ruggeri Andrea Ruggeri	President & Principal Executive Officer	November 3, 2020

/s/ Conrad Levy Conrad Levy	Trustee, Treasurer & Principal Financial Officer	November 3, 2020

*Herbert M. Chain	Trustee	November 3, 2020

*Carlo A. Montagna	Trustee	November 3, 2020

*By: /s/ Conrad Levy

* Attorney-in-Fact pursuant to powers of attorney dated July 16, 2019 filed as exhibits to Pre-Effective Amendment No. 1 to the Registration Statement, filed on September 26, 2019, and incorporated by reference herein

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase